SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

The Bancorp, Inc. 401(k) Plan

EIN 23-3016517
Plan #001

SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

December 31, 2025

(a)	(b) Identity of issue, borrower, lessor or similar party		(c) Description of investment, including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current value

*	Fidelity	MIP CL 2	Collective Trust	**	$ 2,686,215
	PGIM	PGIM STRAT BOND R6	Mutual Fund	**	949,838
	Alliance Bernstein	AB GLOBAL BOND Z	Mutual Fund	**	2,479,182
	ADRDN	ABDN INTL SM CAP I	Mutual Fund	**	-
	American Funds	AF BALANCED R6	Mutual Fund	**	4,401,382
	American Funds	AF NEW WORLD R6	Mutual Fund	**	1,650,285
	Allspring	AS SPL MID CP VAL R6	Mutual Fund	**	1,533,262
	Baird	BAIRD CORE PLUS INST	Mutual Fund	**	2,544,357
	Baird	BAIRD SH TM BOND IS	Mutual Fund	**	855,803
	DWS	DWS R REAL ESTATE R6	Mutual Fund	**	749,068
	DFA	DFA INTL SM CAP GRTH	Mutual Fund	**	727,575
	Invesco	INVESCO DIVRS DIV R6	Mutual Fund	**	2,661,023
	Janus Henderson	J H ENTERPRISE N	Mutual Fund	**	4,115,297
	JPMorgan	JPM US RSH ENH EQ R6	Mutual Fund	**	1,771,520
	MFS	MFS CONSERV ALLOC R6	Mutual Fund	**	814,833
	Vanguard	VANG TARGET RET 2020	Mutual Fund	**	658,911
	Vanguard	VANG TARGET RET 2025	Mutual Fund	**	3,444,153
	Vanguard	VANG TARGET RET 2030	Mutual Fund	**	5,873,484
	Vanguard	VANG TARGET RET 2035	Mutual Fund	**	4,911,771
	Vanguard	VANG TARGET RET 2040	Mutual Fund	**	6,929,742
	Vanguard	VANG TARGET RET 2045	Mutual Fund	**	9,972,187
	Vanguard	VANG TARGET RET 2050	Mutual Fund	**	7,244,356
	Vanguard	VANG TARGET RET 2055	Mutual Fund	**	5,884,417
	Vanguard	VANG TARGET RET 2060	Mutual Fund	**	3,108,051
	Vanguard	VANG TARGET RET 2065	Mutual Fund	**	846,212
	Vanguard	VANG TARGET RET INC	Mutual Fund	**	441,570
	Victory Capital	VICTORY S SMCO OP R6	Mutual Fund	**	1,081,028
*	Fidelity	FID BLUE CHIP GR K6	Mutual Fund	**	17,313,329
*	Fidelity	FID INTL CAP APPR K6	Mutual Fund	**	4,417,212
*	Fidelity	FID SMALL CAP GR K6	Mutual Fund	**	3,933,154
*	Fidelity	FID 500 INDEX	Mutual Fund	**	17,796,652
*	Fidelity	FIDELITY CASH RESERVES	Money Market Fund	1,833	1,833

					$121,797,702

*		THE BANCORP INC	289,522 Shares	$3,524,711	$19,548,496

	Investments at fair value				$141,346,198

*	Notes Receivable from Participants		Interest rates ranging from 4.25% - 9.50%		$1,176,608
			Maturity dates 2026 through 2040
					$142,522,806

* Party-in-interest.
** Not applicable as the investment is participant-directed.